Convertible Note Payable (Details) - USD ($)		1 Months Ended
	Dec. 02, 2015	May 26, 2016	Mar. 17, 2016
Convertible Note Payable (Textual)
Convertible note	$ 100,000		$ 200,000
Interest rate	12.00%	12.50%	12.00%
Maturity date	Dec. 01, 2016	May 26, 2017	Apr. 21, 2016
Warrants issued	300,000		150,000
Conversion price per share	$ 0.35
Warrant purchase price	$ 0.35	$ 0.40	$ 0.40
Warrant term	5 years	5 years	5 years